Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
OPERATING ACTIVITIES:
Net loss	$ (968)	$ (494)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	105	118
Stock-based compensation	187	147
Change in allowance for doubtful accounts	6	(38)
Gain on sale of fixed asset		(6)
Changes in operating assets and liabilities:
Accounts receivable	(1,582)	(70)
Inventory	(1,102)	(601)
Prepaid expenses and other current assets	226	85
Other assets	22	20
Accounts payable	2,163	708
Accrued expenses	(119)	(153)
Taxes payable	(19)	(23)
Deferred rent	2
Other liabilities	(19)	(14)
Net cash used in operating activities	(1,098)	(321)
INVESTING ACTIVITIES:
Sale of fixed assets	1	38
Net cash provided by investing activities	1	38
FINANCING ACTIVITIES:
Proceeds from exercise of stock options	136
Payment of capital lease obligations	(6)	(47)
Net cash provided by (used in) financing activities	130	(47)
Net decrease in cash and cash equivalents	(967)	(330)
Effect of exchange rate changes on cash	22	4
Cash and cash equivalents, beginning of period	1,464	1,654
Cash and cash equivalents, end of period	519	1,328
Supplemental disclosure:
Interest	(1)	7
Income taxes		$ 32